Condensed Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000
Ordinary shares, shares issued	28,715,882	28,279,528
Ordinary shares, shares outstanding	27,648,066	27,434,389
Ordinary shares, treasury stock	1,067,816	845,139
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000
Ordinary shares, shares issued	28,715,883	28,279,528
Ordinary shares, shares outstanding	27,648,067	27,434,389
Ordinary shares, treasury stock	1,067,816	845,139